10-Q Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of Reporting
Basis of Reporting
The condensed consolidated financial statements are prepared in accordance with U.S. GAAP, and pursuant to the rules and regulations of the SEC. In the opinion of management, the information furnished herein reflects all adjustments necessary for a fair statement of the financial position and results of operations for the interim periods presented. Certain information and disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to such rules and regulations. Results for interim periods should not be considered indicative of results for the full year.
The Unaudited Condensed Consolidated Financial Statements presented herein have been prepared by the Company in accordance with the accounting policies described in its December 31, 2022 Consolidated Financial Statements and should be read in conjunction with the Notes to Consolidated Financial Statements which appear herein.
Basis of Reporting
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of Consolidation
Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements include the accounts of Electriq, its wholly-owned subsidiaries and its 80% owned subsidiary for which it has controlling interest. All significant intercompany balances and transactions have been eliminated in consolidation.
The Company’s revenues, expenses, assets and liabilities are primarily denominated in U.S. dollars, and as a result, the Company has adopted the U.S. dollar as its functional and reporting currency.
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Electriq Power, Inc., its wholly-owned subsidiaries and its 80% owned subsidiary for which it has controlling interest (collectively, the “Company”). All significant intercompany balances and transactions have been eliminated in consolidation.
The Company’s revenues, expenses, assets and liabilities are primarily denominated in U.S. dollars, and as a result, the Company has adopted the U.S. dollar as its functional and reporting currency. The functional currency of the Company’s foreign subsidiaries is their local reporting currency. Those assets and liabilities are translated at exchange rates in effect at the balance sheet date and income and expenses are translated at average exchange rates. The effects of translation adjustments were not material.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates and assumptions include the useful lives of property and equipment; allowances for doubtful accounts; inventory; stock-based compensation; warrants; derivatives; preferred stock; Simple Agreement for Future Equity (“SAFE”) notes; convertible notes; income taxes; and reserves for warranties.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates and assumptions include the useful lives of property and equipment; allowances for doubtful accounts; inventory; stock-based compensation; warrants; derivatives; preferred stock; SAFE notes; convertible notes; income taxes; and reserves for warranties.

Comprehensive Loss	Comprehensive LossThe Company applies Accounting Standards Codification Topic (“ASC”) Topic 220 (Reporting Comprehensive Income) which requires that all items that are recognized under accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. The items of other comprehensive income that are typically required to be displayed are foreign currency items, minimum pension liability adjustments, and unrealized gains and losses on certain investments in debt and equity securities.
Comprehensive Loss
The Company applies ASC Topic 220 (“Reporting Comprehensive Income”) which requires that all items that are recognized under accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. The items of other comprehensive income that are typically required to be displayed are foreign currency items, minimum pension liability adjustments, and unrealized gains and losses on certain investments in debt and equity securities. For the years ended December 31, 2022 and 2021, the Company had no unrealized gains or losses.

Segment Information	Segment InformationASC 280-10, Segment Reporting (“ASC 280-10”), establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. Segment InformationAccounting Standards Codification Topic (“ASC”) 280-10, Segment Reporting (“ASC 280-10”), establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance.
Inventory and Construction in Process	InventoryInventory consists entirely of finished goods.Inventory deposits consist of prepayments to vendors to secure an adequate supply of required future inventory purchases for a limited period of time, as needed.
Construction in Process
The Company accounts for assets under development for future revenue generation as part of construction in process. These systems take up to three months to construct in a steady state, from start to finish, up to the receipt of a “permission-to-operate” (“PTO”) a system that is required in order to start billing a customer for services to be provided. These assets will be placed in service to begin depreciation once a completed PTO is received.
InventoryInventory is stated at lower of weighted average cost or net realizable value. On an on-going basis, inventory is evaluated for obsolescence and slow-moving items. If the Company’s review indicates a reduction in utility below carrying value, inventory is reduced to a new cost basis. Cost includes components used in the assembly process, inbound costs, labor and overhead. Inventory consists entirely of finished goods.
Revenue Recognition and Contract Costs
Revenue Recognition
Revenues are recognized in accordance with ASC 606, Revenue from Contracts with Customers, when control of the promised goods or services is transferred to the customers, in an amount the Company expects in exchange for those goods or services. The Company has contracts with customers which cover the products and services to be delivered, and specify the prices for products and services.
The Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive in revenue. The main performance obligations are the provisions of the following: 1) delivery of the Company’s products; 2) installation of Company’s products; and 3) ad-hoc engineering services.
Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer.
Product net revenue includes sales of energy storage systems and sales of installed energy storage solutions to homeowners.
The Company sells energy storage systems to installers and distributors, for which revenues are recognized at a point in time when control is transferred to the installer or distributor in accordance with the shipping terms, which, in most cases, is upon shipment at the Company’s warehouse shipping dock.
The Company sells installed energy storage solutions to homeowners through licensed installer subcontractors. The licensed installers were determined to be acting as agents on our behalf in these arrangements. Installations typically take up to three months to complete; however, there have been instances where the installation process has extended beyond three months. Revenues from the sale and installation of energy storage solutions are recorded as one performance obligation, as the solutions provided to the homeowners are not distinct in the context of the contract and are recorded following the input method over the life of the project. For each performance obligation satisfied over time, revenue is recognized by measuring the progress toward complete satisfaction of that performance obligation and is applied following a single method of measuring progress that must be applied consistently for similar performance obligations.
Ad-hoc engineering services are recognized at a point in time as the specified service is delivered to the customer.
On March 13, 2023, the Company entered into a multi-year agreement with EverBright, LLC, a subsidiary of a major U.S. clean-energy company to provide the Company financing to support the implementation of sustainable community networks throughout California. The provider company, founded by one of the largest investors in clean energy infrastructure, provides a platform that designs, proposes and finances solar and energy storage projects nationwide. The agreement provides the Company with the exclusive right to install systems for the first 8,000 customers that execute qualifying power purchase agreements under the sustainable community networks program. Following the 30 month anniversary of the arrangement, either party may terminate this agreement upon 60 days prior notice to the other party. The agreement provides that the Company will design and propose systems for approval by the clean-energy company based upon customer agreements with each customer. Upon approval by the clean-energy company, each system is then installed by the Company at a purchase price specified in the agreement, with the clean-energy company, as the purchaser of the system, making progress payments to the Company after achievement of certain milestones. The Company’s providers’ expertise in the energy sector and their software platform will enable the Company to jointly provide potential grid services and expand access to more communities. This arrangement includes multiple performance obligations, including installed systems, grid services and software license revenues. Revenue from installed systems will be recognized over time following the output method, as systems are installed after control has transferred to the customer. Grid services revenue will be recognized over time as the services are performed. Software license revenue is not significant to the arrangement. There were no revenues generated on this arrangement during the three and six months ended June 30, 2023 or in any prior periods.
The Company is currently in the project qualification approval and installation stages of implementation for several residential customers in Santa Barbara, California, and expects to begin recognizing revenue on this arrangement in the three months ending September 30, 2023.
Revenues are recorded net of estimated allowances and discounts based upon historical experience and current trends at the time revenue is recognized. The Company has elected to exclude sales tax from the transaction price.
The Company has elected to adopt the practical expedient which allows goods and services which are immaterial in the context of the contract to become part of other performance obligations in an arrangement.
Contract costs
As a practical expedient, the Company expenses as incurred costs to obtain contracts as the amortization period would have been one year or less. These costs include our internal sales force and are recorded within sales and marketing expense in the Company’s condensed consolidated statements of operations.
Revenue Recognition
Revenues are recognized in accordance with ASC 606, Revenue from Contracts with Customers, when control of the promised goods or services is transferred to the customers, in an amount the Company expects in exchange for those goods or services. The Company has contracts with customers which cover the products and services to be delivered, and specify the prices for products and services.
In certain instances, the Company has recognized revenue under bill-and-hold arrangements with a customer. During the year ended December 31, 2022, the Company recognized $1,151,760 of revenue under bill-and-hold arrangements with a customer. The customer requested that the Company keep the products in its custody due to lack of sufficient storage capacity at the customer’s facility. The material was assembled in customer specific enclosures and palletized in the Company’s warehouse. The Company did not have the ability to use the product or direct its use to another customer, as it was clearly demarcated as belonging to the customer, and was ready for immediate release to the shipper, resulting in the recognition of revenue upon delivery to the Company’s warehouse dock. The timing of transfer of title and risk of loss was explicitly stated within the contract terms.
As of December 31, 2022, the Company did not have any outstanding bill-and-hold obligations such as storage, handling or other custodial duties.
The Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive in revenue. The main performance obligations are the provisions of the following: 1) delivery of the Company’s products; 2) installation of Company’s products; and 3) ad-hoc engineering services.
Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer.
Product net revenue includes sales of energy storage systems and sales of installed energy storage solutions to homeowners.
The Company sells energy storage systems to installers and distributors, for which revenues are recognized at a point in time when control is transferred to the installer or distributor in accordance with the shipping terms, which, in most cases, is upon shipment at the Company’s warehouse shipping dock.
The Company sells installed energy storage solutions to homeowners through licensed installer subcontractors. The licensed installers were determined to be acting as agents on our behalf in these arrangements. Installations typically take up to three months to complete; however, there have been instances where the installation process has extended beyond three months. Revenues from the sale and installation of energy storage solutions are recorded as one performance obligation, as the solutions provided to the homeowners are not distinct in the context of the contract and are recorded following the input method over the life of the project. For each performance obligation satisfied over time, revenue is recognized by measuring the progress toward complete satisfaction of that performance obligation and is applied following a single method of measuring progress that must be applied consistently for similar performance obligations. Total revenue recognized from sales of our installed energy storage solutions was $464,392 and $248,764 in the years ended December 31, 2022 and 2021, respectively, and is included in Product net revenue. See Note 3 below.
Ad-hoc engineering services are recognized at a point in time as the specified service is delivered to the customer.
Revenues are recorded net of estimated allowances and discounts based upon historical experience and current trends at the time revenue is recognized. The Company has elected to exclude sales tax from the transaction price.
The Company has elected to adopt the practical expedient which allows goods and services which are immaterial in the context of the contract to become part of other performance obligations in an arrangement.
Shipping and Handling FeesShipping and handling fees billed to customers, as well as the costs associated with shipping goods to customers, are recorded within selling, general and administrative expenses.
Net Income (Loss) Per Share
Net Income (Loss) Per Share
The Company accounts for net income (loss) per share in accordance with ASC 260-10, Earnings Per Share, which requires presentation of basic and diluted earnings per share (“EPS”) on the face of the condensed consolidated statement of operations for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS.
The Company calculated basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for companies with participating securities. The Company considered its pre-2023 preferred stock, as defined in Note 9, to be a participating security as the holders share equally in dividends with any other class or series of capital stock of the Company, in addition to being entitled to receive cumulative dividends payable only if/when declared by the Board of Directors at a dividend rate payable in preference and priority to the holders of common stock.
Under the two-class method, basic net income (loss) per share attributable to common stockholders was calculated by dividing the net income (loss) by the weighted-average number of shares of common stock outstanding during the period. The net loss attributable to common stockholders was not allocated to the pre-2023 preferred stock as the holders of such preferred stock do not have a contractual obligation to share in losses, which is consistent with the if-converted method of calculation. Diluted net income (loss) per share attributable to common stockholders was computed by giving effect to all potentially dilutive common stock equivalents outstanding for the period. For purposes of this calculation, pre-2023 convertible preferred stock, stock options, convertible debt, SAFE notes, cumulative mandatorily redeemable Series B preferred stock and warrants to purchase pre-2023 convertible preferred stock and common stock were considered potentially dilutive securities, but have been excluded from the calculation of diluted net loss per share attributable to common stockholders for periods reported prior to June 30, 2023, as their effect was anti-dilutive in those prior periods. In periods in which the Company reports a net loss attributable to all classes of common stockholders, diluted net loss per share attributable to all classes of common stockholders is the same as basic net loss per share attributable to all classes of common stockholders, since dilutive shares of common stock are not assumed to have been issued if their effect is anti-dilutive. The Company reported net losses attributable to common stockholders for the three and six months ended June 30, 2022.
Net Loss Per Share
The Company accounts for net loss per share in accordance with ASC 260-10, Earnings Per Share, which requires presentation of basic and diluted earnings per share (“EPS”) on the face of the Consolidated Statement of Operations for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS.
The Company calculated basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for companies with participating securities. The Company considered the preferred stock to be a participating security as the holders share equally in dividends with any other class or series of capital stock of the Company, in addition to being entitled to receive cumulative dividends payable only if/when declared by the Board of Directors at a dividend rate payable in preference and priority to the holders of common stock.
Under the two-class method, basic net loss per share attributable to common stockholders was calculated by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. The net loss attributable to common stockholders was not allocated to the preferred stock as the holders of preferred stock do not have a contractual obligation to share in losses, which is consistent with the if-converted method of calculation. Diluted net loss per share attributable to common stockholders was computed by giving effect to all potentially dilutive common stock equivalents outstanding for the period. For purposes of this calculation, convertible preferred stock, stock options, convertible debt and warrants to purchase convertible preferred stock and common stock were considered potentially dilutive securities, but had been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect was anti-dilutive. In periods in which the Company reports a net loss attributable to all classes of common stockholders, diluted net loss per share attributable to all classes of common stockholders is the same as basic net loss per share attributable to all classes of common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported net losses attributable to common stockholders for the years ended December 31, 2022 and 2021.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In August 2020, the Financial Accounting Standards Board (the “FASB”) issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. ASU 2020-06 also amends the diluted earnings per share calculation for convertible instruments by requiring the use of the if-converted method. The new standard is effective for non-public entities in fiscal years beginning after December 15, 2023, and interim periods within those years. The Company does not expect the adoption of this new accounting pronouncement to have a material impact on the condensed consolidated financial statements.
The Company expects it would qualify as an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, an EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.
Recent Accounting Pronouncements
In February 2016, the FASB issued ASU 2016-02, “Leases,” and related accounting standard updates. The core principle of the new lease accounting standard is that a lessee should recognize the assets and liabilities that arise from leases, including operating leases, in the statement of financial position. On January 1, 2022, the Company adopted ASC 842, Leases, on a modified retrospective basis and did not restate comparative prior periods. As of the date of adoption, the Company had only short-term leases which were not impacted by ASC 842, therefore, the Company did not elect any of the practical expedients. During the year ended December 31, 2022, the Company commenced three new leases, and its Right of use (“ROU”) assets and associated Lease liability and Long-term lease liability balances were $3,241,705, $347,131 and $2,058,734, respectively. See Note 7 for further details.
The Company adopted ASU 2016-13, Measurement of Credit Losses on Financial Instruments, on January 1, 2022. ASU 2016-13 replaced the incurred loss approach with an expected loss model for instruments measured at amortized cost. The new accounting pronouncement did not have a material impact on the Consolidated Financial Statements due to the short duration of customers’ trade receivables. The Company does not have any available-for-sale debt securities.
In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. ASU 2020-06 also amends the diluted earnings per share calculation for convertible instruments by requiring the use of the if-converted method. The new standard is effective for non-public entities in fiscal years beginning after December 15, 2023, and interim periods within those years. The Company does not expect the adoption of this new accounting pronouncement to have a material impact on the Consolidated Financial Statements.
The Company expects it would qualify as an emerging growth company “EGC”, as defined in the Jumpstart Our Business Startups Act of 2012 (JOBS Act). Under the JOBS Act, an EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.